Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Related-Party Transactions [Abstract]
Related-Party Transactions

NOTE 15 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors and their affiliates during 2017 were as follows:

Beginning balance	$2,399
New loans	4,442
Effect of changes in composition of related parties	-
Repayments	(177)
Ending balance	$6,664

All loans to related parties were made in the ordinary course of business under terms equivalent to those prevailing in the market for arm’s length transactions at the time of origination.

Deposits from principal officers, directors, and their affiliates at year-end 2017 and 2016 were $487 and $274, respectively.